DISCONTINUED OPERATIONS - depreciation, amortization and capitalized expenditures (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
DISCONTINUED OPERATIONS
Depreciation	$ 2.5
Amortization	55.0
Capital expenditures	$ 0.6